INVESTMENTS - Debt Securities in HTM in Unrecognized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	$ 3,532	$ 2,128
Gross unrecognized losses less than 12 months	84	37
Fair value 12 months or longer	20,889	15,359
Gross unrecognized losses 12 months or longer	373	357
Fair value, total	24,421	17,487
Gross unrecognized losses, total	457	394
Unrealized loss, other than temporary impairment, not credit loss, recorded in AOCI	(496)	(453)
Mortgage-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	17	935
Gross unrecognized losses less than 12 months	0	1
Fair value 12 months or longer	17,176	10,301
Gross unrecognized losses 12 months or longer	188	262
Fair value, total	17,193	11,236
Gross unrecognized losses, total	188	263
State and municipal securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	2,200	881
Gross unrecognized losses less than 12 months	58	20
Fair value 12 months or longer	1,210	1,826
Gross unrecognized losses 12 months or longer	180	67
Fair value, total	3,410	2,707
Gross unrecognized losses, total	238	87
Foreign government
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	1,313	180
Gross unrecognized losses less than 12 months	26	3
Fair value 12 months or longer	0	0
Gross unrecognized losses 12 months or longer	0	0
Fair value, total	1,313	180
Gross unrecognized losses, total	26	3
Asset-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	2	132
Gross unrecognized losses less than 12 months	0	13
Fair value 12 months or longer	2,503	3,232
Gross unrecognized losses 12 months or longer	5	28
Fair value, total	2,505	3,364
Gross unrecognized losses, total	$ 5	$ 41